Leases - Schedule of Lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease liabilities [Abstract]
Lease liabilities in respect of lease of vehicles	$ 76	$ 93
Lease liabilities in respect of lease of office space	832
Less current maturities	100	60
Lease liabilities	$ 808	$ 33